Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed balance sheet - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Accrued costs and expenses	$ 179,527	$ 75,767	$ 53,341
Due to related party	175,806	115,806	55,806
Total current liabilities	355,333	191,573	109,147
Total liabilities	12,071,810	13,867,138	14,018,585
Additional paid-in capital
Accumulated deficit	(11,285,558)	(12,461,107)	(12,051,955)
Total stockholders’ deficit	(11,285,055)	(12,460,604)	(12,051,452)
Total liabilities and stockholders’ deficit	204,049,255
Due from related party
Total current assets	771,390
Total assets	204,049,255
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Accrued costs and expenses	1,375,970	1,411,278	53,443
Due to related party	(159,419)	(99,661)	(39,555)
Total current liabilities	1,216,551	1,311,617	13,888
Total liabilities	1,216,551	1,311,617	13,888
Additional paid-in capital	157,140	157,140
Accumulated deficit	(1,358,691)	(1,468,757)	(13,888)
Total stockholders’ deficit	(1,201,551)	(1,311,617)	(13,888)
Total liabilities and stockholders’ deficit	15,000
Due from related party	15,000
Total current assets	15,000
Total assets	15,000
As Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Accrued costs and expenses	1,555,497	1,487,045	106,784
Due to related party	16,387	16,145	16,251
Total current liabilities	1,571,884	1,503,190	123,035
Total liabilities	13,288,361	15,178,755	14,032,473
Additional paid-in capital	157,140	157,140
Accumulated deficit	(12,644,249)	(13,929,864)	(12,065,843)
Total stockholders’ deficit	(12,486,606)	$ (13,772,221)	$ (12,065,340)
Total liabilities and stockholders’ deficit	204,064,255
Due from related party	15,000
Total current assets	786,390
Total assets	$ 204,064,255